Note 4 - Investment and Equity Securities - Gross Unrealized Losses and Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Less than Twelve Months, Fair Value	$ 94,134	$ 33,423
Less than Twelve Months, Gross Unrealized Losses	(12,097)	(441)
Twelve Months or Greater, Fair Value	51,244	2,711
Twelve Months or Greater, Gross Unrealized Losses	(15,986)	(99)
Total, Fair Value	145,378	36,134
Total, Gross Unrealized Losses	(28,083)	(540)
Subordinated Debt Securities [Member]
Less than Twelve Months, Fair Value	12,638	9,150
Less than Twelve Months, Gross Unrealized Losses	(1,129)	(100)
Twelve Months or Greater, Fair Value	8,790	731
Twelve Months or Greater, Gross Unrealized Losses	(1,010)	(19)
Total, Fair Value	21,428	9,881
Total, Gross Unrealized Losses	(2,139)	(119)
Nontaxable Municipal Bonds [Member]
Less than Twelve Months, Fair Value	75,343	24,273
Less than Twelve Months, Gross Unrealized Losses	(10,488)	(341)
Twelve Months or Greater, Fair Value	41,138	0
Twelve Months or Greater, Gross Unrealized Losses	(14,623)	0
Total, Fair Value	116,481	24,273
Total, Gross Unrealized Losses	(25,111)	(341)
Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Less than Twelve Months, Fair Value	6,153	0
Less than Twelve Months, Gross Unrealized Losses	(480)	0
Twelve Months or Greater, Fair Value	1,316	1,980
Twelve Months or Greater, Gross Unrealized Losses	(353)	(80)
Total, Fair Value	7,469	1,980
Total, Gross Unrealized Losses	$ (833)	$ (80)